Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,295,000
Previously Paid Amount	0.00
Total Fee Amount	963.76
Total Offset Amount	0.00
Net Fee	963.76
Narrative - Max Aggregate Offering Price	$ 6,295,000
Final Prospectus	true